VARIABLE INTEREST ENTITIES ("VIE") - Summarized financial information about the Company's consolidated VIEs which are included in the balance sheet and statement of operations (Details) - USD ($)
$ in Thousands
	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	$ 213,527	$ 213,527	$ 266,067
TOTAL ASSETS	1,763,880	1,763,880	1,859,912
Current liabilities	228,994	228,994	152,336
TOTAL LIABILITIES	928,556	928,556	839,849
Noncontrolling interest	2,000	2,000
Equity attributable to Ayr Wellness Inc.	833,324	833,324	1,020,063
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,763,880	1,763,880	1,859,912
Revenues, net of discounts		465,618	357,608
Net income (loss) attributable to noncontrolling interest		(10,019)
Net loss attributable to Ayr Wellness Inc.		(245,466)	(16,952)
Net loss		(255,485)	$ (16,952)
TH/NVG
VARIABLE INTEREST ENTITIES ("VIE")
Noncontrolling interest	7,528	7,528
Net loss	(4,491)
TH/NVG | VIE
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	5,248	5,248
Non current assets	6,582	6,582
TOTAL ASSETS	11,830	11,830
Current liabilities	1,033	1,033
Non current liabilities	898	898
TOTAL LIABILITIES	1,931	1,931
Noncontrolling interest	7,528	7,528
Equity attributable to Ayr Wellness Inc.	2,371	2,371
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,830	11,830
Revenues, net of discounts		2,316
Net income (loss) attributable to noncontrolling interest		(4,491)
Net loss		(4,491)
Parma
VARIABLE INTEREST ENTITIES ("VIE")
Noncontrolling interest	(5,528)	(5,528)
Net loss	(5,528)
Parma | VIE
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	10,751	10,751
Non current assets	14,634	14,634
TOTAL ASSETS	25,385	25,385
Current liabilities	14,092	14,092
Non current liabilities	1,952	1,952
TOTAL LIABILITIES	16,044	16,044
Noncontrolling interest	(5,528)	(5,528)
Equity attributable to Ayr Wellness Inc.	14,869	14,869
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 25,385	25,385
Net income (loss) attributable to noncontrolling interest		(5,528)
Net loss		$ (5,528)